Basis of consolidation	6 Months Ended
Jun. 30, 2018
Disclosure Of Basis Of Consolidation [Abstract]
Basis of consolidation
Basis of Consolidation

2.1 Group Composition
The unaudited condensed interim consolidated financial statements comprise the following fully consolidated subsidiaries:

Entity	Equity Share as of June 30, 2017	Equity Share as of December 31, 2017 and June 30, 2018
Spark Networks Services GmbH (previously, Affinitas GmbH)	100%[1]	100%[1]
Samadhi SAS (acquired on September 30, 2016)	100%	100%
Spark Networks, Inc. (acquired on November 2, 2017)		100%
Spark Networks Limited (acquired on November 2, 2017)		100%
LOV USA, LLC (acquired on November 2, 2017)		100%
Spark Networks USA, LLC (acquired on November 2, 2017)		100%
Spark Networks (Israel) Limited (acquired on November 2, 2017)		100%
JDate Limited (acquired on November 2, 2017)		100%
HurryDate, LLC (acquired on November 2, 2017)		100%
MingleMatch, Inc. (acquired on November 2, 2017)		100%
Kizmeet, Inc. (acquired on November 2, 2017)		100%
Reseaux Spark Canada Ltd. (acquired on November 2, 2017)		100%
SocialNet, Inc. (acquired on November 2, 2017)		100%
SN Events, Inc. (acquired on November 2, 2017)		100%
SN Holdco, LLC (acquired on November 2, 2017)		100%
Smooch Labs, Inc. (acquired on November 2, 2017)		100%
1In the previous year’s unaudited condensed interim consolidated financial statements, Affinitas GmbH was the parent of the Group. As predecessor of Spark Networks SE, Affinitas’ consolidated financials are carried forward.